Investments (Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	$ 88,937	$ 90,786
Held-to-maturity Securities, Accumulated Unrecognized Holding Gain	1,949	3,405
Held-to-maturity Securities, Accumulated Unrecognized Holding Loss	76	0
Securities held-to-maturity, Estimated Fair Value	90,810	94,191
US Government Agencies Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	84,937	86,742
Held-to-maturity Securities, Accumulated Unrecognized Holding Gain	1,949	2,733
Held-to-maturity Securities, Accumulated Unrecognized Holding Loss	76	0
Securities held-to-maturity, Estimated Fair Value	86,810	89,475
Trust preferred securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	4,000	4,044
Held-to-maturity Securities, Accumulated Unrecognized Holding Gain	0	672
Held-to-maturity Securities, Accumulated Unrecognized Holding Loss	0	0
Securities held-to-maturity, Estimated Fair Value	4,000	4,716
Non-marketable Equity Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	12,915	9,857
Securities held-to-maturity, Estimated Fair Value	12,915	9,857
Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	12,915	9,857
Securities held-to-maturity, Estimated Fair Value	$ 12,915	$ 9,857